Borrowings - Schedule of changes in borrowings (Details) - CAD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 11, 2022	Feb. 24, 2021	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Balance, Beginning			$ 0	$ 53,251	$ 32,273
Additional borrowings			40,000	2,543,230	326,000	$ 0
Gain on government grant			(9,096)	0	(3,514)
Accrued interest and accretion expense				321,313	9,019
Repayment of borrowings					(310,527)
Assumed from acquisition				26,238
Issuance at fair value				2,109,874
Deferred financing fees			0	(150,409)	0
Net borrowings				2,038,954
Adjustment				(5,496)
Foreign exchange loss				24,523
Interest paid				(100,520)
Balance, Ending			32,273	2,278,774	53,251	0
Current			32,273	2,199,978	0	0
Non-current			0	78,796	53,251	$ 210,819
CEBA Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning				53,251	32,273
Additional borrowings					20,000
Gain on government grant			(9,096)		(3,514)
Accrued interest and accretion expense				4,803	4,492
Repayment of borrowings					0
Assumed from acquisition				26,238
Issuance at fair value				0
Deferred financing fees				0
Net borrowings				79,489
Adjustment				(5,496)
Foreign exchange loss				0
Interest paid				0
Balance, Ending			32,273	78,796	53,251
Current				0
Non-current				78,796
February 2021 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning				0	0
Additional borrowings					306,000
Gain on government grant					0
Accrued interest and accretion expense				0	4,527
Repayment of borrowings		$ (310,527)			(310,527)
Assumed from acquisition				0
Issuance at fair value				0
Deferred financing fees				0
Net borrowings				0
Adjustment				0
Foreign exchange loss				0
Interest paid				0
Balance, Ending		$ 306,000	0	0	0
Current				0
Non-current				0
March 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning				0	0
Additional borrowings					0
Gain on government grant					0
Accrued interest and accretion expense				304,922	0
Repayment of borrowings					0
Assumed from acquisition				0
Issuance at fair value				1,634,283
Deferred financing fees	$ (74,055)			(74,055)
Net borrowings				1,560,228
Adjustment				0
Foreign exchange loss				0
Interest paid				100,520
Balance, Ending	$ 2,000,000		0	1,764,630	0
Current				1,764,630
Non-current				0
August 2022 Loans [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning				0	0
Additional borrowings					0
Gain on government grant					0
Accrued interest and accretion expense				11,588	0
Repayment of borrowings					0
Assumed from acquisition				0
Issuance at fair value				475,591
Deferred financing fees				(76,354)
Net borrowings				399,237
Adjustment				0
Foreign exchange loss				24,523
Interest paid				0
Balance, Ending			$ 0	435,348	$ 0
Current				$ 435,348